Long-term debt	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Long-term debt
(16)	Long–term debt
Loans and borrowings, measured at amortized cost, as of December 31, 2019 and 2018 are summarized as follows:

	December 31, 2019	December 31, 2018
Current:
Short–term borrowings and current portion of long–term debt	$569,292	$589,366
Current portion-bonds	65,632	37,376
Short-term aircraft rentals - right of use (1)	229,260	—
Short-term other rentals - right of use (1)	7,860	—

	$872,044	$626,742

Noncurrent:
Long–term debt	$2,557,257	$2,830,922
Noncurrent portion-bonds	465,612	549,916
Long-term aircraft rentals – right of use (1)	899,265	—
Long-term other rentals – right of use (1)	62,145	—

	$3,984,279	$3,380,838

(1)	As of January 1, 2019, as a result of the adoption of IFRS 16, the Group recognize leases liabilities in connection with the right of use of assets recognized (see note 4).
Non-compliance
debt
As such, on June 25, 2019 we unilaterally suspended debt amortization payments. There were pending payments for $2,255 million at third quarter of 2019. In addition, operating lease payments for $59.3 million were suspended.
At December 31, 2019, the Group renegotiated the conditions of most of the loans, with the following terms for most of the contracts:

•	Deferred payments for a total amount of $224.3 million.

•	Deadlines were extended until 36 months for deferred payments.

•
In addition to the negotiations for the payment of the deferred amounts mentioned above, and considering the new situation of the company, it was possible to renegotiate mainly the clauses of financial and non-financial
Covenants and clauses of Change in Control

As of December 31, 2019, we have overdue payments of $1.7 million which represents a total amount of debt of $34.4 million, which in the financial statements is presented as short term. This debt was renegotiated on January 30, 2020, with the following conditions:

•	Payments were deferred for a total amount of EUR$3.1 million (approximately $ 3.4 million)

•	Deadlines were extended until 36 months for deferred payments.

•
In addition to the negotiations for the payment of the deferred amounts mentioned above, and considering the new situation of the company, it was possible to renegotiate mainly the clauses of financial and non-financial
Covenants and clauses of Change in Control.

Terms and conditions of the Group’s outstanding obligations for periods ended December 31, 2019 and 2018, are as follows:

		December 31, 2019
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2020	6.43%	$128,671	$118,137
Long–term debt	2029	4.68%	4,185,526	3,008,412
Bonds– Luxembourg	2023	9.93%	550,000	531,244
Aircraft rentals	2031	4.92%	1,347,219	1,128,525
Other rentals	2037	7.37%	87,405	70,005

Total			$6,298,821	$4,856,323

		December 31, 2018
	Due through	Weighted average interest rate	Nominal Value	Carrying Amount
Short–term borrowings	2019	5.81%	$130,858	$119,866
Long–term debt	2029	4.76%	5,249,987	3,300,422
Bonds–Colombia	2019	9.87%	81,966	28,147
Bonds– Luxembourg	2020	7.95%	550,000	559,145

Total			$6,012,811	$4,007,580

Below we present the detail of the debt balance by type of loan:

	December 31, 2019	December 31, 2018
Aircraft	$1,831,470	$2,396,748
Corporate	1,295,079	1,023,540
Bonds	531,244	587,292
Right of use IFRS 16	1,198,530	—

	$4,856,323	$4,007,580

The majority of interests bearing liabilities are denominated in US dollars except for bonds and certain financing liabilities for working capital which are denominated in Colombian Pesos, and some aircraft debts denominated in Euros.
The main additions for the year ended December 31, 2019 and 2018 corresponds to:

•	Loans (financial leasing) to finance the purchase of aircraft:

•
During 2019, the Group obtained $165,838 under loans in order to refinance three A319, nine A320, two A321 and two A330 aircraft. In addition, there were registered use rights debt for $313,001 for three Airbus A320N, Boeing
787-9
and refinancing of the fleet that is recognized as rights of use.

•	During 2018, the Group obtained $427,751 in loans to finance the purchase of one A320 aircraft, two A321, two A330, and one B787.

•	Loans for general purposes of:

•
During 2019, the Group also obtained $459,717 for general working purposes. Mainly, it corresponds to a $324,000 loan with Kingsland and United Airlines and private investors through their administrative agent UMB Bank N.A. at a rate 3% for a term of 4 years. Also, there are loans acquired by LifeMiles, $100,000 at a rate Libor + 5.5 for a term of 3 years.

•
During 2018, the Group also obtained $303,640 for general purposes working capital. Mainly these loans are acquired by LifeMiles, $ 95,000 at a rate Libor + 5.5 for a term of 4 years, with the purpose of paying dividends.

Secured loan agreement with United Airlines Inc. and Kingsland International Group S.A.
On November 18, 2019, Avianca Holdings S.A. signed a $250,000 convertible secured loan agreement with United Airlines, Inc. (“United”) and Kingsland International Group, S.A. or its affiliates (collectively, “Kingsland”), as creditors, which was added for $ 74,000 for a total of $324,000.

The main terms and conditions of convertible loan are:

•	Expiration: Four years from the date of initial disbursement.

•	Interest: 3% annual PIK.

•	Guarantee: A pledge on the shares of the most relevant subsidiaries of the Company.

•
Conversion Price - $4.6217 (in dollars) for each ADS, representing a 35% surcharge to the weighted average price volume at 90 days, as of October 3, 2019, of $3.4235 (in dollars). If there is a change of control event of the Company, the conversion price will be reduced to $4.1595 (in dollars).

The conversion price can be adjusted if the price adjustment events contemplated in the agreement are given.

•
Mandatory conversion - The Company may require that the entire amount due under the Convertible Loan, together with all the corresponding PIK interest and cash caused, be converted into the Company’s capital in the event that the following conditions are met: (i) (a) Company ADSs are priced at a price of $7.00 (in dollars), or greater, at a weighted average price volume at 112 of 150 consecutive business days (if such conversion occurs after the first anniversary of the Convertible Loan disbursement) or (b) the Company ADSs are quoted at a price of $7.00 (in dollars), or greater, at a weighted price volume of 90 consecutive 120 business days (if such conversion occurs after the first anniversary of the disbursement of the Convertible Loan), (ii) the total average consolidated cash balance of the Company is equal to or exceeds $700,000 in the immediately preceding six-month
period, (iii) the
non-existence
of defaults under the Convertible Loan documentation and (iv) the non-existence
of material disputes.

•	According to the contractual conditions, this financial instrument is classified as debt.
Senior bonds
As part of the Avianca Holdings debt reprofiling program, on December 31, 2019, the automatic and mandatory exchange of $ 484,419 of the aggregate principal amount of the Guaranteed Senior Bonds issued and in circulation with a 8.375% coupon with maturity in 2020 for an amount of nominal equivalent Senior Guaranteed, with a coupon of 9.00% and maturity in 2023 (the “New Bonds”). The non-exchanged
bonds (“Existing Bonds”) amount to an amount of $65,581 that have the same conditions of the initial issuance and whose maturity is in May 2020.

As of December 31, 2019, and 2018 the Senior Notes outstanding, and the corresponding balances are as follows:

Issuing entities	Original currency	Total placed in original currency	Balance as of
			December 31,	December 31,
			2019	2018
Avianca Holdings S.A., Avianca Leasing LLC and Grupo Taca Holdings Limited	USD	550,000	$65,632	$559,145

Issuers:	Avianca Holdings S.A., Avianca Leasing, LLC, and Grupo Taca Holdings Limited

Guarantors:	Avianca Costa Rica, S.A., Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$ 65,581 aggregate capital amount of 8.375% Senior Bonds payable in 2020.

Initial Issue Price:	98.706%

Initial Issue Date:	May 10, 2013

Issue Amount:	$300 million

Interest:	The Senior Notes will bear interest at a fixed rate of 8.375% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10, 2013. Interest will accrue from May 10, 2013. The second issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on May 10, 2014.

Second Issue Price:	104.50%

Second Issue Date:	April 8, 2014

Maturity Date:	The Senior Notes will mature on May 10, 2020.

			Balance as of
Issuing entities	Original currency	Total placed in original currency	December 31,	December 31,
			2019	2018
Avianca Holdings S.A.	USD	484,419	$465,612	—

Issuers:	Avianca Holdings S.A.

Guarantors:	Avianca Costa Rica, S.A., Avianca Perú S.A., and Taca International Airlines, S.A. fully and unconditionally guarantee the total Notes. Aerovías del Continente Americano – Avianca, S.A. unconditionally guarantee the obligations of Avianca Leasing, LLC under the Senior Notes in an amount equal to $367 million.

Pending bonds	$484,419 aggregate capital amount of 9.00% Senior Bonds payable in 2023

Initial Issue Date:	December 31, 2019

Issue Amount:	$484,419

Interest:	The Senior Notes will bear interest at a fixed rate of 9.00% per year. The first issuance is payable semiannually in arrears on May 10 and November 10 of each year, commencing on November 10. Interest will accrue from May 10, 2020. The interest are accumulated from December 31, 2019

Transaction costs	The transaction costs associated with this new bond issue were $18,807, which are presented as a lower value of the initial carry amounts.

Maturity Date:	The Senior Notes will mature on May 10, 2023

Local bonds
As of December 31, 2019, and 2018, bonds issued and the corresponding balances are as follows:

Issuing entity	Issue	Total placed in original currency (1)	Balance as of
			December 31,		December 31
			2019		2018
			Denominated currency (1)	In US Dollars	Denominated currency (1)	In US Dollars
Avianca	Series A	75,000	—	—	—	—

Avianca	Series B	158,630	—	—	—	—

Avianca	Series C	266,370	—	—	90,566	28,147

Total				$—		$28,147

(1)	Presentation of denominated currency in millions of Colombian pesos

On August 25, 2009 a bond issue was completed on the Colombian stock exchange, which was collateralized by Credibanco and Visa credit cards ticket sales in Colombia.
On August 26, 2019, these bonds were redeemed for $23,207.
The specific conditions of the 2009 bond issue in Colombia are as follows:

Representative of bondholders:	Helm Trust, S.A.

Amount of issue:	$500,000 million Colombian Pesos

Managing agent:	Fiduciaria Bogota, S.A.

Series:	Series A: Authorized issue $100,000 million Colombian Pesos Series B: Authorized issue $200,000 million Colombian Pesos Series C: Authorized issue $300,000 million Colombian Pesos

Coupon:	Series A: Indexed to Colombian consumer price index Series B: Indexed to Colombian consumer price index Series C: Indexed to Colombian consumer price index Interest is payable at quarter–end

Term:	Series A: 5 years Series B: 7 years Series C: 10 years

Repayment of capital:	Series A: At the end of 5 years Series B: 50% after 6 years and 50% after 7 years Series C: 33% after 8 years, 33% after 9 years and 34% after 10 years
Future payments on long–term debt
The following future payments including interests on long–term debt for the periods ended December 31, 2019 and 2018.
The amounts are gross and undiscounted and include contractual interest payments and exclude the impact of netting agreements.
Aircraft and corporate debt

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$554,021	$540,615	$853,756	$612,874	$1,078,742	$3,640,008

December 31, 2018	$469,500	$457,737	$529,125	$608,026	$1,236,034	$3,300,422

Bonds

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$105,022	$43,598	$43,598	$506,218	$—	$698,436

December 31, 2018	$37,376	$549,916	$—	$—	$—	$587,292

Aircraft rights of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$256,192	$238,618	$226,537	$198,880	$323,329	$1,243,556

Other rights of use

	Years
	One	Two	Three	Four	Five and thereafter	Total
December 31, 2019	$8,318	$8,141	$7,557	$7,487	$46,812	$78,315

Changes in liabilities derived from financing activities at December 31, 2019

	January 1, 2019	Adoption IFRS 16	New acquisitions (2)	New Leases (1)	Financial Cost	Payments	Interest Payments	Foreign exchange movement / Others	Reclassification (3)	December 31, 2019
Current interest-bearing loans and borrowings (excluding items listed below)	$119,866	$—	$26,717	$—	$7,563	$(27,833)	$(7,207)	$(969)	$—	$118,137
Current portion of long-term credits (excluding items listed below)	469,500	—	144,783	—	155,444	(378,893)	(162,096)	(6,976)	229,393	451,155
Current Bonds	587,292	—	—	—	47,112	(26,820)	(53,866)	(3,667)	(484,419)	65,632
Non-current bonds	—	—	465,612	—	—	—	—	—	—	465,612
Non-current portion of long term debt	2,830,922	—	454,055	—				(7,869)	(719,851)	2,557,257
Aircraft rentals – right of use	—	1,010,200	—	313,001	49,081	(194,676)	(49,081)	—	—	1,128,525
Other rentals – right of use	—	69,533	—	9,144	2,804	(9,518)	(2,804)	846	—	70,005

Total liabilities from financing activities	$4,007,580	$1,079,733	$1,091,167	$322,145	$262,004	$(637,740)	$(275,054)	$(18,635)	$(974,877)	$4,856,323

(1)	Goods and equipment acquired during the period under finance and operative lease; these movements have no effect on the consolidated statement of cash flows.
(2)
The value indicated in the cash flow is $616,555, the difference of $465,612 corresponds to the value of the bonds exchanged ($484,419) in December 2019 less transaction costs ($18,807) and $9,000 corresponds to a loan acquired by Aerounion for the acquisition of the Airbus A330 aircraft with Scotiabank Bank, a movement that is not shown because it is related to property and equipment.

(3)
A reclassification of long-term short-term debt of $34,407 has been made for purposes of non-compliance
in some terms and conditions of our debts, which are currently being negotiated. Likewise, $490,458 was reclassified corresponding to debt associated with assets that are available for sale. Additionally, the decrease in the debt of the initial bonds that were exchanged for $484,419 in December 2019.

Changes in liabilities derived from financing activities at December 31, 2018

	January 1, 2018	New acquisitions	New Leases (1)	Financial Cost (2)	Payments	Interest Payments	Foreign exchange movement	December 31, 2018
Current interest-bearing loans and borrowings (excluding itmes listed below)	$79,263	$68,866	$—	$5,556	$(27,691)	$(4,572)	$(1,556)	$119,866
Current portion of long-term credits (excluding items listed below)	463,351	—	—	141,337	(103,630)	(56,650)	25,092	469,500
Current Bonds	29,458	—	—	57,940	—	(51,044)	1,022	37,376
Non-current obligations under financial lease agreements and purchase agreements	2,600,450	234,774	427,751	23,063	(324,748)	(96,443)	(33,925)	2,830,922
Bonds	579,591	—	—	5,416	(27,404)	—	(7,687)	549,916

Total liabilities from financing activities	$3,752,113	$303,640	$427,751	$233,312	$(483,473)	$(208,709)	$(17,054)	$4,007,580

(1)	Goods and equipment acquired during the period under finance lease; these movements have no effect on the statement of cash flows.
(2)
This column contains the value of the pending interest for the year ended to 2018 for $212,294 and the initial balance of interest payable related to the financial obligations of $21,018. In the year 2017 the interest caused was $183,332 and these were presented as accounts payable.